Summary of Principal Accounting Policies - Revenue Recognition (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue
Revenues	¥ 103,199,550	$ 14,962,528	¥ 360,572,997	¥ 389,809,179
Related party
Revenue
Revenues	34,952,880	5,067,691	126,399,990	177,025,427
Third party
Revenue
Revenues	68,246,670	9,894,837	234,173,007	212,783,752
One-time commissions
Revenue
Revenues	27,878,590	4,042,016	142,299,783	162,835,813
One-time commissions | Related party
Revenue
Revenues	2,127,736	308,493	13,477,880	58,396,476
One-time commissions | Third party
Revenue
Revenues	25,750,854	3,733,523	128,821,903	104,439,337
Recurring management fee
Revenue
Revenues	32,433,896	4,702,473	102,896,582	98,405,095
Recurring management fee | Related party
Revenue
Revenues	32,433,896	4,702,473	102,896,582	98,405,095
Recurring service fees
Revenue
Revenues	42,887,064	6,218,039	115,376,632	128,568,271
Recurring service fees | Related party
Revenue
Revenues	391,248	56,726	10,025,528	20,223,856
Recurring service fees | Third party
Revenue
Revenues	¥ 42,495,816	$ 6,161,313	¥ 105,351,104	¥ 108,344,415